PARENT-ONLY FINANCIALS - May 2021 Registered Direct Offering (Details) - USD ($)	Feb. 10, 2021	Feb. 08, 2021	Jul. 21, 2019	Dec. 31, 2022	Mar. 31, 2022	Nov. 30, 2021	Mar. 31, 2021	Aug. 31, 2020	Aug. 18, 2020
Class of Warrant or Right [Line Items]
Common stock, par value (in dollar per share)				$ 0.0001	$ 0.0001		$ 0.0001
Net proceeds from offering			$ 6,000,000.0
Exercise price of warrants						$ 0.82
February 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Cash fee		7.50%
Net proceeds	$ 5,700,000
Offering expenses payable		$ 60,000
Exercise price of warrants		$ 13.8
February 2021 Registered Direct Offering | LLC and Axiom Capital Management, Inc
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 17.25
Placement agent warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants								$ 5.0	$ 37.2